Carrying Amounts and Estimated Fair Values of Financial Instruments including Financial Instruments Not Qualifying as Hedge (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Forward and options USD ($)	Mar. 31, 2012 Forward and options JPY (¥)	Mar. 31, 2011 Forward and options JPY (¥)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements USD ($)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)	Mar. 31, 2011 Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, marketable equity securities, Carrying amount	$ 560,159	¥ 45,933,000	¥ 49,372,000
Long-term debt, including current portion, Carrying amount	5,268,000	431,976,000	413,760,000
Derivative assets, Carrying amount				27,500	2,255,000	423,000	19,390	1,590,000	10,608,000
Derivative liabilities, Carrying amount				104,183	8,543,000	2,968,000	14,353	1,177,000	1,008,000
Investment securities, marketable equity securities	560,159	45,933,000	49,372,000
Long-term debt, including current portion, Estimated fair value	5,236,061	429,357,000	412,375,000
Derivative assets, Estimated fair value				27,500	2,255,000	423,000	19,390	1,590,000	10,608,000
Derivative liabilities, Estimated fair value				$ 104,183	¥ 8,543,000	¥ 2,968,000	$ 14,353	¥ 1,177,000	¥ 1,008,000